Net earnings per share	12 Months Ended
Dec. 31, 2012
Net earnings per share
Net earnings per share

21. Net earnings per share

        The following table sets forth the computation of basic and diluted earnings per ordinary share for the years ended December 31, 2010, 2011 and 2012:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Numerator:
Income from continuing operations, net of tax	827,869,318	983,672,251	540,650,188
Income from discontinued operations, net of tax	12,831,455	314,164	—

Net income attributable to ordinary shareholders	840,700,773	983,986,415	540,650,188

Denominator:
Weighted-average number of ordinary shares outstanding, basic	250,232,543	243,765,093	239,119,233
Effect of dilutive share options	14,585,833	11,615,234	3,376,427

Weighted-average number of ordinary shares outstanding, diluted	264,818,376	255,380,327	242,495,660

Net earnings per ordinary share, basic
Continuing operations	3.31	4.04	2.26
Discontinued operations	0.05	0.00	—

Total earnings per ordinary share, basic	3.36	4.04	2.26

Net earnings per ordinary share, diluted
Continuing operations	3.12	3.85	2.23
Discontinued operations	0.05	0.00	—

Total earnings per ordinary share, diluted	3.17	3.85	2.23

        For the years ended December 31, 2010, 2011 and 2012, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 7,385,903, 11,553,019, and 13,602,359, respectively.